Financial instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in derivative financial instruments designated for hedge accounting
Accumulated OCI (equity)	R$ (5,165,492)	R$ (6,321,859)
Derivatives	Braskem has two revolving credit lines for the purpose of managing liquidity risks, which may be used without restrictions to improve the Company’s credit quality or in the event of deterioration in the macroeconomic scenario, in the amounts of: (i) US$750 million until December 2019; and (ii) US$500 million until September 2019
Derivatives operations
Current assets	R$ 3,793	8,387
Non-current assets	32,666	29,308
Current liabilities	6,875	29,042
Non-Current liabilities		861,302
Designated as Hedging Instrument
Changes in derivative financial instruments designated for hedge accounting
Accumulated OCI (equity)	281,496
Balance at beginning	852,649
Change in fair value	(43,035)
Financial settlement	(839,198)
Balance at end	(29,584)
Derivatives operations
Current assets	(3,793)	(8,387)
Non-current assets	(32,666)	(29,308)
Current liabilities	6,875	29,042
Non-Current liabilities		861,302
Derivative financial assets liabilities	(29,584)	R$ 852,649
Designated as Hedging Instrument | Dollar put and call options | Level 2
Changes in derivative financial instruments designated for hedge accounting
Balance at beginning	(4,184)
Change in fair value	391
Balance at end	(3,793)
Designated as Hedging Instrument | Exchange swap | Level 2
Changes in derivative financial instruments designated for hedge accounting
Balance at beginning	857,099
Change in fair value	(46,820)
Financial settlement	(810,279)
Balance at end	R$ 0
Principal exposure	CDI
Derivatives	Dollar+Interests
Designated as Hedging Instrument | Interest rate swaps | Level 2
Changes in derivative financial instruments designated for hedge accounting
Accumulated OCI (equity)	R$ 281,496
Balance at beginning	(266)
Change in fair value	3,394
Financial settlement	(28,919)
Balance at end	R$ (25,791)
Principal exposure	Libor
Derivatives	Fixed rates